UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2008

Legg Mason Partners
Variable High
Income Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio’s primary objective is high current income. Its secondary objective is capital appreciation.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	21

Statement of operations	22

Statements of changes in net assets	23

Financial highlights	24

Notes to financial statements	25

Board approval of management and subadvisory agreements	34

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month reporting period ended April 30, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its preliminary estimate for first quarter 2008 GDP growth was a modest 0.9%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S. could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first four months of 2008—the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the reporting period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of April 30, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also

Legg Mason Partners Variable High Income Portfolio ï I

Letter from the chairman continued

increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended April 30, 2008, two-year Treasury yields fell from 3.94% to 2.29%. Over the same time frame, 10-year Treasury yields fell from 4.48% to 3.77%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexv, returned 4.08%.

Increased investor risk aversion in November 2007 and again in the first quarter of 2008 caused the high-yield bond market to produce weak results over the six-month period ended April 30, 2008. During that period, the Citigroup High Yield Market Indexvi returned -0.62%. While high-yield bond prices rallied in April 2008, several flights to quality dragged down the sector, although default rates continued to be low.

Despite increased investor risk aversion, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii returned 1.90% over the six months ended April 30, 2008. Overall solid demand, an expanding global economy, increased domestic spending and the Fed’s numerous rate cuts supported the emerging market debt asset class.

II ï Legg Mason Partners Variable High Income Portfolio

Performance review
For the six months ended April 30, 2008, Legg Mason Partners Variable High Income Portfolio1 returned -2.23%. The Portfolio’s new unmanaged benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexviii, and its former unmanaged benchmark, the Citigroup High Yield Market Index, returned -0.73% and -0.62%, respectively, for the same period. The Lipper Variable High Current Yield Funds Category Average2 returned -1.25% over the same time frame.

PERFORMANCE SNAPSHOT as of April 30, 2008 (unaudited)

6 MONTHS
Variable High Income Portfolio[1]	-2.23%

Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index	-0.73%

Citigroup High Yield Market Index	-0.62%

Lipper Variable High Current Yield Funds Category Average[2]	-1.25%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

The 30-Day SEC Yield for the period ended April 30, 2008 was 9.67%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated February 28, 2008, as supplemented June 6, 2008, the gross total operating expenses for the Portfolio were 0.75%.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 105 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable High Income Portfolio ï III

Letter from the chairman continued

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 30, 2008

IV ï Legg Mason Partners Variable High Income Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, high-yield bonds are rated below investment grade and carry more risk than higher-rated securities. Also, the Portfolio is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vii	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

viii	The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Legg Mason Partners Variable High Income Portfolio ï V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — April 30, 2008

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2007 and held for the six months ended April 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]

(2.23)%	$1,000.00	$977.70	0.77%	$3.79

[1]	For the six months ended April 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,021.03	0.77%	$3.87

[1]	For the six months ended April 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 3

Schedule of investments (unaudited)
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 89.1%

	Aerospace & Defense — 2.2%

	DRS Technologies Inc., Senior Subordinated Notes:

$395,000	6.625% due 2/1/16	$393,025

680,000	7.625% due 2/1/18	697,000

	Hawker Beechcraft Acquisition Co.:

1,240,000	8.875% due 4/1/15(a)	1,305,100

685,000	9.750% due 4/1/17	726,100

	L-3 Communications Corp., Senior Subordinated Notes:

1,015,000	7.625% due 6/15/12	1,045,450

645,000	5.875% due 1/15/15	628,875

	Total Aerospace & Defense	4,795,550

	Airlines — 2.3%

1,400,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14(b)	1,232,000

1,000,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(c)	1,021,250

515,326	Delta Air Lines Inc., 8.954% due 8/10/14	458,640

	United Airlines Inc., Pass-Through Certificates:

365,000	6.831% due 9/1/08	401,500

888,598	7.811% due 10/1/09	1,026,331

437,290	8.030% due 7/1/11	509,443

160,000	6.932% due 9/1/11	188,000

	Total Airlines	4,837,164

	Auto Components — 1.0%

940,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	540,500

1,895,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,677,075

	Total Auto Components	2,217,575

	Automobiles — 1.4%

	General Motors Corp.:

680,000	Notes, 7.200% due 1/15/11	603,500

3,155,000	Senior Debentures, 8.375% due 7/15/33	2,417,519

	Total Automobiles	3,021,019

	Beverages — 0.5%

1,000,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	1,065,000

See Notes to Financial Statements.

4 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Building Products — 1.6%

	Associated Materials Inc.:

$1,900,000	Senior Discount Notes, step bond to yield 13.780% due 3/1/14(h)	$1,368,000

745,000	Senior Subordinated Notes, 9.750% due 4/15/12	745,000

765,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	564,188

1,950,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.334% due 3/1/14	848,250

	Total Building Products	3,525,438

	Chemicals — 1.7%

	Georgia Gulf Corp., Senior Notes:

275,000	9.500% due 10/15/14	233,750

1,340,000	10.750% due 10/15/16	978,200

625,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	662,500

760,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	818,900

1,420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(c)	951,400

60,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	53,100

	Total Chemicals	3,697,850

	Commercial Banks — 0.4%

250,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14(c)	253,750

	TuranAlem Finance BV, Bonds:

470,000	8.250% due 1/22/37(c)	384,225

340,000	8.250% due 1/22/37(c)	277,525

	Total Commercial Banks	915,500

	Commercial Services & Supplies — 2.3%
1,385,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,198,025

335,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(c)	291,450

1,970,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	2,031,562

900,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	947,250

	US Investigations Services Inc.:

380,000	11.750% due 5/1/16(c)	309,700

50,000	Senior Notes, 10.500% due 11/1/15(c)	44,500

	Total Commercial Services & Supplies	4,822,487

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 5

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Consumer Finance — 4.8%

$900,000	AmeriCredit Corp., 8.500% due 7/1/15	$702,000

	Ford Motor Credit Co.:

350,000	Notes, 7.163% due 4/15/12(d)	343,180

	Senior Notes:

542,000	8.050% due 6/15/11(d)	497,119

1,120,000	9.875% due 8/10/11	1,084,468

500,000	5.460% due 1/13/12(d)	420,791

4,110,000	12.000% due 5/15/15	4,226,966

40,000	8.000% due 12/15/16	35,060

	General Motors Acceptance Corp.:

3,065,000	Bonds, 8.000% due 11/1/31	2,324,052

810,000	Notes, 6.875% due 8/28/12	643,168

	Total Consumer Finance	10,276,804

	Containers & Packaging — 0.9%

100,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	85,250

745,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	704,025

290,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	290,000

405,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(c)	381,713

600,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10(b),(e),(f)	0

360,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16(c)	379,800

	Total Containers & Packaging	1,840,788

	Diversified Consumer Services — 0.5%

1,040,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	878,800

	Service Corp. International, Senior Notes:

25,000	7.625% due 10/1/18	26,281

280,000	7.500% due 4/1/27	246,400

	Total Diversified Consumer Services	1,151,481

	Diversified Financial Services — 3.9%
910,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15(c)	664,300

650,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(c)	562,250

870,000	Citigroup Inc., Junior Subordinated Notes, 8.400% due 4/30/18(d),(g)	881,597

See Notes to Financial Statements.

6 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 3.9% continued

	Leucadia National Corp., Senior Notes:

$560,000	8.125% due 9/15/15	$574,000

550,000	7.125% due 3/15/17	528,000

700,000	LVB Acquisition Merger, Subordinated Inc., 10.375% due 10/15/17(a),(c)	745,500

	Residential Capital LLC:

775,000	6.546% due 4/17/09(c),(d)	353,594

290,000	8.875% due 6/30/15	146,450

930,000	Notes, 8.375% due 6/30/10	509,175

1,135,000	Senior Notes, 8.000% due 2/22/11	590,200

555,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	506,438

	TNK-BP Finance SA:

767,000	7.875% due 3/13/18(c)	764,124

374,000	Senior Notes, 7.875% due 3/13/18(c)	372,130

1,135,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,160,537

	Total Diversified Financial Services	8,358,295

	Diversified Telecommunication Services — 6.3%
180,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	153,000

	Citizens Communications Co.:

65,000	7.050% due 10/1/46	46,800

615,000	Senior Notes, 7.875% due 1/15/27	548,888

695,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10(b),(e),(f)	0

	Intelsat Bermuda Ltd.:

400,000	9.250% due 6/15/16	405,500

160,000	Senior Notes, 11.250% due 6/15/16	163,000

	Intelsat Corp.:

120,000	9.000% due 6/15/16	121,650

361,000	Senior Notes, 9.000% due 8/15/14	365,964

	Level 3 Financing Inc.:

940,000	6.704% due 2/15/15(d)	756,700

695,000	Senior Notes, 9.250% due 11/1/14	635,925

1,650,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(c)	1,695,375

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 7

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Telecommunication Services — 6.3% continued

$2,125,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	$2,098,437

1,350,000	Qwest Corp., Senior Notes, 7.500% due 10/1/14	1,363,500

	Virgin Media Finance PLC, Senior Notes:

470,000	8.750% due 4/15/14	457,075

1,505,000	9.125% due 8/15/16	1,459,850

1,310,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(c)	1,418,075

1,700,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,789,250

	Total Diversified Telecommunication Services	13,478,989
	Electric Utilities — 1.1%

375,660	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	405,713

1,165,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,290,237

1,135,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(c)	754,775

	Total Electric Utilities	2,450,725

	Electronic Equipment & Instruments — 0.4%

	NXP BV/NXP Funding LLC:

250,000	Senior Notes, 9.500% due 10/15/15	242,500

	Senior Secured Notes:

240,000	5.463% due 10/15/13(d)	221,700

350,000	7.875% due 10/15/14	347,375

	Total Electronic Equipment & Instruments	811,575

	Energy Equipment & Services — 1.8%

995,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21(h)	1,299,538

970,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	977,275

240,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	249,600

870,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14(c)	904,800

320,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	335,600

130,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	145,092

	Total Energy Equipment & Services	3,911,905

	Food Products — 0.5%

	Dole Food Co. Inc., Senior Notes:

1,200,000	7.250% due 6/15/10	1,080,000

44,000	8.875% due 3/15/11	39,600

	Total Food Products	1,119,600

See Notes to Financial Statements.

8 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Gas Utilities — 0.8%

$1,800,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$1,782,000

	Health Care Equipment & Supplies — 0.5%

1,200,000	Advanced Medical Optics Inc., 7.500% due 5/1/17(h)	1,092,000

	Health Care Providers & Services — 5.5%

520,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	543,400

	DaVita Inc.:

450,000	Senior Notes, 6.625% due 3/15/13	450,000

635,000	Senior Subordinated Notes, 7.250% due 3/15/15	639,762

	HCA Inc.:

2,080,000	Notes, 6.375% due 1/15/15	1,861,600

	Senior Secured Notes:

400,000	9.125% due 11/15/14	425,000

810,000	9.250% due 11/15/16	872,775

1,615,000	9.625% due 11/15/16(a)	1,738,144

875,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	901,250

	Tenet Healthcare Corp., Senior Notes:

650,000	7.375% due 2/1/13	606,125

1,960,000	9.875% due 7/1/14	2,013,900

	Universal Hospital Services Inc.:

260,000	8.288% due 6/1/15(d)	247,000

245,000	8.500% due 6/1/15(a)	251,125

1,642,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12(a),(d)	1,330,020

	Total Health Care Providers & Services	11,880,101

	Hotels, Restaurants & Leisure — 4.5%
1,300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	1,088,750

845,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14(e)	25,350

1,400,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,191,750

585,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	560,869

380,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(c)	290,700

420,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	409,500

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 9

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 4.5% continued

$190,000	Firekeepers Development Authority, Senior Secured Notes, 13.875% due 5/15/15(c)	$193,800

650,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12(c)	588,250

1,345,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,170,150

260,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	235,300

	MGM MIRAGE Inc.:

685,000	Notes, 6.750% due 9/1/12	640,475

	Senior Notes:

175,000	7.500% due 6/1/16	159,250

290,000	7.625% due 1/15/17	266,075

110,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	93,775

115,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	118,163

690,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	624,450

350,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14(c),(d)	276,500

	Station Casinos Inc.:

	Senior Notes:

240,000	6.000% due 4/1/12	203,700

1,005,000	7.750% due 8/15/16	841,687

	Senior Subordinated Notes:

210,000	6.875% due 3/1/16	135,975

75,000	6.625% due 3/15/18	45,375

275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(c)	272,250

290,000	Wynn Las Vegas LLC, 6.625% due 12/1/14	284,200

	Total Hotels, Restaurants & Leisure	9,716,294

	Household Durables — 1.9%
105,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	106,575

985,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	911,125

	K Hovnanian Enterprises Inc.:

360,000	6.500% due 1/15/14	257,400

775,000	Senior Notes, 7.500% due 5/15/16	554,125

See Notes to Financial Statements.

10 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Household Durables — 1.9% continued

$1,225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	$1,258,687

1,065,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.276% due 9/1/12	985,125

	Total Household Durables	4,073,037
	Household Products — 0.3%

20,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	17,700

555,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	549,450

	Total Household Products	567,150

	Independent Power Producers & Energy Traders — 7.2%

240,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	224,238

	AES Corp., Senior Notes:

925,000	9.500% due 6/1/09	963,156

200,000	7.750% due 10/15/15(h)	207,500

1,205,000	8.000% due 10/15/17(h)	1,262,238

	Dynegy Holdings Inc.:

1,060,000	Senior Debentures, 7.625% due 10/15/26	977,850

870,000	Senior Notes, 7.750% due 6/1/19	870,000

140,000	Dynegy Inc., 7.670% due 11/8/16	140,228

	Edison Mission Energy, Senior Notes:

880,000	7.750% due 6/15/16	926,200

660,000	7.200% due 5/15/19	668,250

700,000	7.625% due 5/15/27	685,125

3,070,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17(a),(c)	3,231,175

	Mirant Mid Atlantic LLC, Pass-Through Certificates:

241,523	9.125% due 6/30/17	267,486

370,232	10.060% due 12/30/28	425,767

775,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	807,938

	NRG Energy Inc., Senior Notes:

525,000	7.250% due 2/1/14	540,750

2,915,000	7.375% due 2/1/16	3,009,737

40,000	7.375% due 1/15/17	41,300

260,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	198,989

	Total Independent Power Producers & Energy Traders	15,447,927

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 11

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	IT Services — 1.6%

$540,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(a),(c)	$507,600

1,840,000	First Data Corp., 9.875% due 9/24/15(c)	1,676,700

	SunGard Data Systems Inc.:

750,000	Senior Notes, 9.125% due 8/15/13	787,500

440,000	Senior Subordinated Notes, 10.250% due 8/15/15	469,700

	Total IT Services	3,441,500

	Machinery — 0.3%

360,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	325,800

340,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	348,500

	Total Machinery	674,300

	Media — 6.3%
	Affinion Group Inc.:

890,000	Senior Notes, 10.125% due 10/15/13	903,350

485,000	Senior Subordinated Notes, 11.500% due 10/15/15	478,331

2,883,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(h)	2,255,947

1,340,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,296,450

380,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	231,325

355,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	222,319

1,310,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(c)	1,391,875

	CSC Holdings Inc.:

40,000	Senior Debentures, 8.125% due 8/15/09	40,900

	Senior Notes:

360,000	8.125% due 7/15/09	368,100

60,000	7.625% due 4/1/11	60,750

740,000	6.750% due 4/15/12	728,900

1,001,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	945,945

860,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	887,950

1,940,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,270,700

See Notes to Financial Statements.

12 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 6.3% continued

	R.H. Donnelley Corp.:

$850,000	Senior Discount Notes, 6.875% due 1/15/13	$548,250

10,000	Senior Notes, 8.875% due 10/15/17(c)	6,500

495,000	Sun Media Corp., 7.625% due 2/15/13	482,625

	TL Acquisitions Inc.:

850,000	Senior Notes, 10.500% due 1/15/15(c)	773,500

860,000	Senior Subordinated Notes, step bond to yield 11.202% due 7/15/15(c)	657,900

	Total Media	13,551,617
	Metals & Mining — 3.9%

2,105,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,331,287

1,465,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,516,275

730,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14(a),(c)	587,650

1,110,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,021,200

1,765,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15(c)	1,756,175

375,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12(c)	383,438

725,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	696,000

	Total Metals & Mining	8,292,025

	Multiline Retail — 0.9%

	Neiman Marcus Group Inc.:

80,000	7.125% due 6/1/28	72,000

1,340,000	Senior Notes, 9.000% due 10/15/15(a)	1,400,300

480,000	Senior Subordinated Notes, 10.375% due 10/15/15	506,400

	Total Multiline Retail	1,978,700

	Oil, Gas & Consumable Fuels — 10.5%
1,530,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12(h)	1,575,900

2,325,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	2,301,750

295,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	306,063

572,364	Corral Finans AB, 4.213% due 4/15/10(a),(c)	492,233

	El Paso Corp., Medium-Term Notes:

1,500,000	8.050% due 10/15/30	1,616,626

2,376,000	7.800% due 8/1/31	2,510,945

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 13

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 10.5% continued

	Enterprise Products Operating LP:

$175,000	7.034% due 1/15/68(d)	$153,166
660,000	Junior Subordinated Notes, 8.375% due 8/1/66(d)	657,887

1,370,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,370,000

180,000	Forbes Energy Services, 11.000% due 2/15/15(c)	180,900

230,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16(c)	236,900

795,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	806,925

	Mariner Energy Inc., Senior Notes:

495,000	7.500% due 4/15/13	491,288

230,000	8.000% due 5/15/17	227,125

460,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	477,250

260,000	Parallel Petroleum Corp., 10.250% due 8/1/14	261,300

490,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	520,625

	Petroplus Finance Ltd.:

310,000	6.750% due 5/1/14(c)	292,950

540,000	Senior Note, 7.000% due 5/1/17(c)	504,900

1,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(c)	1,414,462

550,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(c)	585,749

1,450,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,366,625

720,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	768,600

640,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(c)	630,400

610,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	614,575

	Williams Cos. Inc.:

	Notes:

865,000	7.875% due 9/1/21	949,338

500,000	8.750% due 3/15/32	593,750

600,000	Senior Notes, 7.625% due 7/15/19	651,000

	Total Oil, Gas & Consumable Fuels	22,559,232

See Notes to Financial Statements.

14 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Paper & Forest Products — 2.7%

	Abitibi-Consolidated Co. of Canada:

$1,328,000	15.500% due 7/15/10(c)	$922,960

	Senior Notes:

225,000	7.750% due 6/15/11	102,375

130,000	8.375% due 4/1/15	54,600

1,110,000	Senior Secured Notes, 13.750% due 4/1/11(c),(h)	1,171,050

1,400,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	1,354,500

	NewPage Corp.:

260,000	10.000% due 5/1/12(c)	278,850

1,590,000	Senior Secured Notes, 9.489% due 5/1/12(d)	1,665,525

210,000	Newpage Holding Corp., 11.818% due 11/1/13(a),(d)	201,600

	Total Paper & Forest Products	5,751,460

	Pharmaceuticals — 0.0%

2,085,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(e),(f)	7,819

	Real Estate Investment Trusts (REITs) — 0.8%

40,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	37,400

625,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	625,781

	Ventas Realty LP/Ventas Capital Corp., Senior Notes:

315,000	6.500% due 6/1/16	306,338

715,000	6.750% due 4/1/17	706,062

	Total Real Estate Investment Trusts (REITs)	1,675,581

	Real Estate Management & Development — 0.7%

560,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	310,800

	Realogy Corp.:

1,060,000	11.000% due 4/15/14(a)	699,600

905,000	Senior Subordinated Notes, 12.375% due 4/15/15	497,750

	Total Real Estate Management & Development	1,508,150

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 15

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Road & Rail — 2.3%

$1,230,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	$1,288,425

2,705,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	2,735,431

	Kansas City Southern de Mexico, Senior Notes:

450,000	7.625% due 12/1/13	432,563

145,000	7.375% due 3/1/14(c)	137,931

240,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	247,200

	Total Road & Rail	4,841,550

	Semiconductors & Semiconductor Equipment — 0.3%

600,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	531,000

	Software — 0.3%

645,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	545,025

	Specialty Retail — 0.4%

165,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	155,513

635,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	519,112

185,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	191,244

	Total Specialty Retail	865,869

	Textiles, Apparel & Luxury Goods — 0.3%

600,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	574,500

	Thrifts & Mortgage Finance — 0.4%

1,075,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27(b)	752,500

	Tobacco — 0.4%

	Alliance One International Inc., Senior Notes:

490,000	8.500% due 5/15/12	467,950

275,000	11.000% due 5/15/12	284,625

	Total Tobacco	752,575

	Trading Companies & Distributors — 1.2%

565,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(c)	497,200

1,285,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,124,375

1,145,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(c)	881,650

	Total Trading Companies & Distributors	2,503,225

See Notes to Financial Statements.

16 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Transportation Infrastructure — 0.3%

	Swift Transportation Co., Senior Secured Notes:

$1,440,000	12.500% due 5/15/17(c)	$514,800

230,000	10.815% due 5/15/15(c),(d)	77,050

	Total Transportation Infrastructure	591,850

	Wireless Telecommunication Services — 1.2%

280,000	iPCS Inc., 5.364% due 5/1/13(d)	234,500

730,000	Rural Cellular Corp., Senior Subordinated Notes, 6.076% due 6/1/13(d)	740,950

1,810,000	True Move Co., Ltd., 10.750% due 12/16/13(c)	1,619,950

	Total Wireless Telecommunication Services	2,595,400

	TOTAL CORPORATE BONDS & NOTES (Cost — $204,892,229)	190,850,132

ASSET-BACKED SECURITY — 0.0%

	Diversified Financial Services — 0.0%

1,481,108	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19(b),(e),(f) (Cost — $1,481,108)	0

CONVERTIBLE BONDS & NOTES — 1.0%

	Marine — 0.3%

750,000	Horizon Lines Inc., 4.250% due 8/15/12	562,500

	Media — 0.3%

705,000	Virgin Media Inc., 6.500% due 11/15/16(c)	711,169

	Thrifts & Mortgage Finance — 0.4%

880,000	Countrywide Financial Corp., 0.000% due 4/15/37(d)	818,400

	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $2,105,114)	2,092,069

COLLATERALIZED SENIOR LOANS — 3.4%

	Auto Components — 0.4%

995,000	Allison Transmission, Term Loan B, 5.746% due 8/7/14(d)	935,211

	Containers & Packaging — 0.4%

1,042,909	Berry Plastics Corp., Senior Term Loan, 11.656% due 6/15/14(d)	784,789

	Independent Power Producers & Energy Traders — 1.1%

2,500,000	Energy Future Holdings, Term Loan, 6.579% due 10/10/14(d)	2,396,720

	Oil, Gas & Consumable Fuels — 0.9%

2,000,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15(d)	2,012,500

	Paper & Forest Products — 0.2%

500,000	Verso Paper Holdings Term Loan, 9.489% due 2/1/12(d)	467,084

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 17

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Textiles, Apparel & Luxury Goods — 0.2%

$500,000	Simmons Co., Term Loan, 10.650% due 2/15/12	$327,500

	Trading Companies & Distributors — 0.2%

530,100	Penhall International Corp., Term Loan, 10.133% due 4/1/12(d)	418,779

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $7,717,929)	7,342,583

SOVEREIGN BOND — 0.8%

	Russia — 0.8%

1,438,100	Russian Federation, 7.500% due 3/31/30(c) (Cost — $1,576,826)	1,653,815

SHARES

COMMON STOCKS — 0.0%

CONSUMER DISCRETIONARY — 0.0%

	Household Durables — 0.0%

2,453,154	Home Interiors & Gifts Inc.(b),(f),(*)	2

CONSUMER STAPLES — 0.0%

	Food Products — 0.0%

23,465	Aurora Foods Inc.(b),(f),(*)	0

TELECOMMUNICATION SERVICES — 0.0%

	Diversified Telecommunication Services — 0.0%

870	McLeodUSA Inc., Class A Shares(b),(f),(*)	0

	Wireless Telecommunication Services — 0.0%

1	Crown Castle International Corp.(*)	39

	TOTAL TELECOMMUNICATION SERVICES	39

	TOTAL COMMON STOCKS (Cost — $1,098,307)	41

CONVERTIBLE PREFERRED STOCKS — 0.8%

FINANCIALS — 0.8%

	Diversified Financial Services — 0.8%

1,270	Bank of America Corp. 7.250%	1,394,460

5,700	Citigroup Inc. 6.500%	297,255

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,558,323)	1,691,715

PREFERRED STOCKS — 0.8%

CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%

2	ION Media Networks Inc., Series B, 12.000%	1,575

See Notes to Financial Statements.

18 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

SHARES	SECURITY	VALUE

FINANCIALS — 0.8%

	Capital Markets — 0.6%

1,150	Lehman Brothers Holdings Inc., 7.250%	$1,407,600

	Thrifts & Mortgage Finance — 0.2%

16,625	Federal National Mortgage Association (FNMA), 8.250%	416,290

	TOTAL FINANCIALS	1,823,890

	TOTAL PREFERRED STOCKS (Cost — $1,589,775)	1,825,465

WARRANTS

WARRANTS — 0.0%

430	Cybernet Internet Services International Inc., Expires 7/1/09(b),(c),(f),(*)	0

695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b),(c),(f),(*)	0

375	IWO Holdings Inc., Expires 1/15/11(b),(c),(f),(*)	0

165	Jazztel PLC, Expires 5/1/09(b),(c),(f),(*)	0

435	Merrill Corp., Class B Shares, Expires 5/1/09(b),(c),(f),(*)	0

	TOTAL WARRANTS (Cost — $182,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $222,201,863)	205,455,820

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 1.4%

	Sovereign Bonds — 1.2%

	Egypt Treasury Bills:

$6,700,000	Zero coupon bond to yield 5.479% due 11/4/08	1,204,877

7,050,000	Zero coupon bond to yield 5.496% due 11/11/08	1,265,980

	Total Sovereign Bonds (Cost — $2,422,117)	2,470,857

	Repurchase Agreement — 0.2%

527,000	Morgan Stanley tri-party repurchase agreement dated 4/30/08, 1.950% due 5/1/08; Proceeds at maturity — $527,029; (Fully collateralized by U.S. government agency obligation, 5.700% due 10/2/17; Market value — $543,267) (Cost — $527,000)	527,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,949,117)	2,997,857

	TOTAL — INVESTMENTS — 97.3% (Cost — $225,150,980#)	208,453,677

	Other Assets in Excess of Liabilities — 2.7%	5,829,184

	TOTAL NET ASSETS — 100.0%	$214,282,861

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 19

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

*	Non-income producing security.

(a)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

(e)	Security is currently in default.

(f)	Illiquid security.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2008

ASSETS:

Investments, at value (Cost — $225,150,980)	$208,453,677

Cash	184

Receivable for securities sold	6,800,205

Interest receivable	4,963,116

Receivable for Fund shares sold	11,198

Prepaid expenses	64,353

Total Assets	220,292,733

LIABILITIES:

Payable for securities purchased	5,723,062

Investment management fee payable	104,298

Payable for Fund shares repurchased	32,883

Trustees’ fees payable	10,507

Accrued expenses	139,122

Total Liabilities	6,009,872

TOTAL NET ASSETS	$214,282,861

NET ASSETS:

Par value (Note 4)	$321

Paid-in capital in excess of par value	319,820,826

Undistributed net investment income	4,981,398

Accumulated net realized loss on investments	(93,822,381)

Net unrealized depreciation on investments	(16,697,303)

TOTAL NET ASSETS	$214,282,861

Shares Outstanding	32,119,529

Net Asset Value	$6.67

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 21

Statement of operations (unaudited)
For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Interest	$10,387,702

Dividends	52,934

Total Investment Income	10,440,636

EXPENSES:

Investment management fee (Note 2)	665,492

Shareholder reports	141,139

Audit and tax	16,528

Legal fees	13,610

Trustees’ fees	8,805

Custody fees	4,320

Insurance	2,062

Transfer agent fees	67

Miscellaneous expenses	3,882

Total Expenses	855,905

Less: Fees paid indirectly (Note 1)	(178)

Net Expenses	855,727

NET INVESTMENT INCOME	9,584,909

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3):

Net Realized Loss From Investment Transactions	(5,553,322)

Change in Net Unrealized Appreciation/Depreciation From Investments	(10,194,353)

Net Loss on Investments	(15,747,675)

DECREASE IN NET ASSETS FROM OPERATIONS	$(6,162,766)

See Notes to Financial Statements.

22 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited)
AND THE YEAR ENDED OCTOBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$9,584,909	$20,224,101

Net realized gain (loss)	(5,553,322)	4,115,580

Change in net unrealized appreciation/depreciation	(10,194,353)	(8,408,946)

Increase (Decrease) in Net Assets From Operations	(6,162,766)	15,930,735

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(21,000,029)	(21,000,030)

Decrease in Net Assets From Distributions to Shareholders	(21,000,029)	(21,000,030)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	369,237	8,663,386

Reinvestment of distributions	21,000,029	21,000,030

Cost of shares repurchased	(31,356,897)	(47,061,048)

Decrease in Net Assets From Fund Share Transactions	(9,987,631)	(17,397,632)

DECREASE IN NET ASSETS	(37,150,426)	(22,466,927)

NET ASSETS:

Beginning of period	251,433,287	273,900,214

End of period*	$214,282,861	$251,433,287

* Includes undistributed net investment income of:	$4,981,398	$16,396,518

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 23

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008[1]	2007	2006[2]	2005[2]	2004[2]	2003[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.50	$7.66	$7.61	$8.02	$7.67	$6.65

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.33	0.61	0.61	0.58	0.58	0.63

Net realized and unrealized gain (loss)	(0.50)	(0.17)	0.06	(0.33)	0.32	1.28

Total income (loss) from operations	(0.17)	0.44	0.67	0.25	0.90	1.91

LESS DISTRIBUTIONS FROM:

Net investment income	(0.66)	(0.60)	(0.62)	(0.66)	(0.55)	(0.89)

Total distributions	(0.66)	(0.60)	(0.62)	(0.66)	(0.55)	(0.89)

NET ASSET VALUE, END OF PERIOD	$6.67	$7.50	$7.66	$7.61	$8.02	$7.67

Total return[3]	(2.23)%	5.98%[4]	9.37%	3.14%[5]	12.33%	31.70%

NET ASSETS, END OF PERIOD (MILLIONS)	$214	$251	$274	$287	$279	$237

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.77%[6]	0.69%[7]	0.67%	0.66%	0.66%	0.69%

Net expenses	0.77 [6,8]	0.68 [7,9]	0.67 [9]	0.66	0.66 [9]	0.69

Net investment income	8.64 [6]	7.69	7.62	7.31	7.93	9.53

PORTFOLIO TURNOVER RATE	29%	61%	73%	20%	33%	36%

[1]	For the six months ended April 30, 2008 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 30, 2007.

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns do not reflect expenses associated with the separate accounts such as administration fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a gain from settlement of a security litigation. Without this gain, the total return would have been 5.69%.

[5]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[6]	Annualized.

[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.67%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable High Income Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 25

Notes to financial statements (unaudited) continued

to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns

26 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$61,462,176

Sales	65,181,319

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 27

Notes to financial statements (unaudited) continued

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,119,807

Gross unrealized depreciation	(21,817,110)

Net unrealized depreciation	$(16,697,303)

4.	Shares of beneficial interest
At April 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a Fund represents an identical interest and has the same rights. Prior to April 30, 2007, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	SIX MONTHS ENDED	YEAR ENDED
	APRIL 30, 2008	OCTOBER 31, 2007
Shares sold	54,171	1,157,163

Shares issued on reinvestment	3,153,157	2,876,716

Shares repurchased	(4,595,699)	(6,279,477)

Net decrease	(1,388,371)	(2,245,598)

5.	Capital loss carryforward
As of October 31, 2007, the Fund had a net capital loss carryforward of approximately $87,654,499, of which $18,327,807 expires in 2008, $42,940,350 expires in 2009, $21,882,303 expires in 2010 and $4,504,039 expires in 2011. These amounts will be available to offset any future taxable capital gains. Additionally, the capital loss carryover is subject to an annual limitation of $12,467,410 as a result from an ownership change the Fund experienced in a prior year.

6.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated

28 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 29

Notes to financial statements (unaudited) continued

independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the

30 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

8.	Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 31

Notes to financial statements (unaudited) continued

York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

9.	Recent accounting pronouncement
On September 20, 2006, the Financial Accounting Standards Board (“FASB”)

32 ï Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report

released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners Variable High Income Portfolio 2008 Semi-Annual Report ï 33

Board approval of management and
subadvisory agreements (unaudited)
At a meeting of the Board of Trustees of Legg Mason Partners Variable Income Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Variable High Income Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Board Members, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser.

Background
The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadvisers and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-
advisory agreements
The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the

34 ï Legg Mason Partners Variable High Income Portfolio

Manager were present. In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc. (“Legg Mason”), the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ brokerage policies and practices. In addition, management also reported to the Board on, among other

Legg Mason Partners Variable High Income Portfolio ï 35

Board approval of management and
subadvisory agreements (unaudited) continued

things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were satisfactory.

Fund performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as high current yield funds underlying variable insurance products by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was above median. [Management noted that there has been a change in the portfolio management team, effective December 2005. Any potential impact of such changes was, therefore, not fully reflected in the Lipper materials.]

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers. In addition, the Board noted that the compensation paid to the Subadvisers is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadvisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and the actual fees paid (the “Actual Management Fee”), and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset

36 ï Legg Mason Partners Variable High Income Portfolio

class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in the services required to manage these different types of accounts. The Board also considered and discussed information about the Subadvisers’ fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as high current yield funds underlying variable insurance products and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board and determined not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of Fund.

Legg Mason Partners Variable High Income Portfolio ï 37

Board approval of management and
subadvisory agreements (unaudited) continued

Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the funds in the Expense Group at all asset levels and that the Actual Management Fee is below the median of the Expense Group. The Board also considered the effect of the Fund’s growth and size on its performance and fees, noting that if the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets. The Board also considered the fact that the Manager pays the subadvisory fee out of the management fee. The Board determined that the management fee structure was reasonable.

Other benefits to the manager and the subadvisers
The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *
In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and the Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

38 ï Legg Mason Partners Variable High Income Portfolio

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Legg Mason Partners
Variable High Income Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management
Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable High Income Portfolio
The Fund is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable High Income Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04231 6/08 SR08-578

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Income Trust
Date: June 26, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Variable Income Trust
Date: June 26, 2008

By:	/s/ Frances M. Guggino

(Frances M. Guggino) Chief Financial Officer of Legg Mason Partners Variable Income Trust
Date: June 26, 2008